UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21149

T. Rowe Price Retirement Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2026

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Semi-Annual Shareholder Report

June 30, 2026

Retirement Income 2025 Fund

Investor Class (TRAVX)

This semi-annual shareholder report contains important information about Retirement Income 2025 Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Income 2025 Fund - Investor Class	$27	0.53%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$25,777
Number of Portfolio Holdings	26
Table Summary

Portfolio Turnover Rate	20.1%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Domestic Equity Funds	40.9%
Domestic Bond Funds	31.0
International Equity Funds	14.1
International Bond Funds	13.1
Short-Term and Other	0.9

Top Ten Holdings (as a % of Net Assets)

Table Summary
T. Rowe Price New Income Fund	14.6%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	10.9
T. Rowe Price Value Fund	8.5
T. Rowe Price Growth Stock Fund	8.4
T. Rowe Price International Bond Fund (USD Hedged)	5.5
T. Rowe Price Hedged Equity Fund	5.4
T. Rowe Price Equity Index 500 Fund	4.8
T. Rowe Price U.S. Large-Cap Core Fund	4.6
T. Rowe Price International Value Equity Fund	4.0
T. Rowe Price Overseas Stock Fund	3.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1843-053 8/26

Retirement Income 2025 Fund

Investor Class (TRAVX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Semi-Annual Shareholder Report

June 30, 2026

Retirement Income 2025 Fund

I Class (TRATX)

This semi-annual shareholder report contains important information about Retirement Income 2025 Fund (the "fund") for the period of January 1, 2026 to June 30, 2026. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last six months? (based on a hypothetical $10,000 investment)

Table Summary
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Retirement Income 2025 Fund - I Class	$19	0.37%

What are some fund statistics?

Fund Statistics

Table Summary
Total Net Assets (000s)	$25,777
Number of Portfolio Holdings	26
Table Summary

Portfolio Turnover Rate	20.1%

What did the fund invest in?

Asset Allocation (as a % of Net Assets)

Table Summary
Domestic Equity Funds	40.9%
Domestic Bond Funds	31.0
International Equity Funds	14.1
International Bond Funds	13.1
Short-Term and Other	0.9

Top Ten Holdings (as a % of Net Assets)

Table Summary
T. Rowe Price New Income Fund	14.6%
T. Rowe Price Limited Duration Inflation Focused Bond Fund	10.9
T. Rowe Price Value Fund	8.5
T. Rowe Price Growth Stock Fund	8.4
T. Rowe Price International Bond Fund (USD Hedged)	5.5
T. Rowe Price Hedged Equity Fund	5.4
T. Rowe Price Equity Index 500 Fund	4.8
T. Rowe Price U.S. Large-Cap Core Fund	4.6
T. Rowe Price International Value Equity Fund	4.0
T. Rowe Price Overseas Stock Fund	3.5

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

202505-4461501

F1844-053 8/26

Retirement Income 2025 Fund

I Class (TRATX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

A code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions is filed as an exhibit to the registrant’s annual Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the registrant’s most recent fiscal half-year.

Item 3. Audit Committee Financial Expert.

Disclosure required in registrant’s annual Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Disclosure required in registrant’s annual Form N-CSR.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
June 30, 2026
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
TRAVX Retirement Income 2025
Fund
TRATX Retirement Income 2025
Fund–
.
I Class

T. ROWE PRICE Retirement Income 2025 Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
Investor Class
(1)
6 Months
. Ended
6/30/26
. . Year
Ended
12/31/25
1/17/24
(1)
Through
12/31/24
NET ASSET VALUE
Beginning of period $ 11.13 $ 10.54 $ 10.00
Investment activities
Net investment income
(2)(3)
0.08 0.33 0.29
Net realized and unrealized gain/loss 0.66 1.01 0.86
Total from investment activities 0.74 1.34 1.15
Distributions
Net investment income (0.25) (0.42) (0.40)
Net realized gain — (0.25) (0.20)
Tax return of capital — (0.08) (0.01)
Total distributions (0.25) (0.75) (0.61)
NET ASSET VALUE
End of period $ 11.62 $ 11.13 $ 10.54

T. ROWE PRICE Retirement Income 2025 Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
(1)
6 Months
. Ended
6/30/26
. . Year
Ended
12/31/25
1/17/24
(1)
Through
12/31/24
Ratios/Supplemental Data
Total return
(3)(4)(5)
6.71% 13.03% 11.63%
Ratios to average net assets:
(3)
Gross expenses before payments by Price Associates
(5)
0.53%
(6)
0.53% 0.54%
(6)
Net expenses after payments by Price Associates
(5)
0.53%
(6)
0.53% 0.54%
(6)
Net investment income
(5)
1.46%
(6)
3.00% 2.86%
(6)
Portfolio turnover rate
(5)
20.1% 29.6% 39.6%
Net assets, end of period (in thousands) $4,679 $5,166 $2,470
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Annualized

T. ROWE PRICE Retirement Income 2025 Fund
Unaudited
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
(1)
6 Months
. Ended
6/30/26
. . Year
Ended
12/31/25
1/17/24
(1)
Through
12/31/24
NET ASSET VALUE
Beginning of period $ 11.17 $ 10.56 $ 10.00
Investment activities
Net investment income
(2)(3)
0.09 0.39 0.38
Net realized and unrealized gain/loss 0.67 0.97 0.79
Total from investment activities 0.76 1.36 1.17
Distributions
Net investment income (0.25) (0.42) (0.40)
Net realized gain — (0.25) (0.20)
Tax return of capital — (0.08) (0.01)
Total distributions (0.25) (0.75) (0.61)
NET ASSET VALUE
End of period $ 11.68 $ 11.17 $ 10.56
Ratios/Supplemental Data
Total return
(3)(4)(5)
6.87% 13.18% 11.81%
Ratios to average net assets:
(3)
Gross expenses before payments by Price Associates
(5)
0.37%
(6)
0.37% 0.38%
(6)
Net expenses after payments by Price Associates
(5)
0.37%
(6)
0.37% 0.38%
(6)
Net investment income
(5)
1.65%
(6)
3.54% 3.67%
(6)
Portfolio turnover rate
(5)
20.1% 29.6% 39.6%
Net assets, end of period (in thousands) $21,098 $16,590 $3,296
0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
The fund's total return may be higher or lower than the investment results of the individual underlying Price Funds.
(5)
Reflects the activity of the fund, and does not include the activity of the underlying Price
Funds. However, investment performance of the fund is directly related to the investment performance of the underlying Price Funds in which it invests.
(6)
Annualized

T. ROWE PRICE Retirement Income 2025 Fund
June 30, 2026 Unaudited

Portfolio of Investments
(1)
(1)
$ Value
12/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
6/30/26
(Cost and value in $000s)
BOND FUNDS 44.1%
T. Rowe Price Funds:
New Income Fund  3,073 1,180 441 474,862 3,756
Limited Duration Inflation Focused
Bond Fund  2,254 861 325 599,131 2,810
International Bond Fund (USD
Hedged)  1,125 466 167 166,499 1,420
Dynamic Global Bond Fund  667 291 101 113,426 864
Emerging Markets Bond Fund  576 279 90 77,722 772
U.S. Treasury Long-Term Index
Fund  562 191 77 94,334 667
High Yield Fund  490 158 70 96,344 570
Dynamic Credit Fund  255 129 41 39,198 335
Floating Rate Fund  162 48 24 20,192 183
Total Bond Funds (Cost $11,361) 11,377
EQUITY FUNDS 55.0%
T. Rowe Price Funds:
Value Fund  1,706 455 241 39,857 2,194
Growth Stock Fund  1,675 641 252 18,786 2,150
Hedged Equity Fund  1,188 294 182 98,930 1,388
Equity Index 500 Fund  1,121 413 400 6,374 1,240
U.S. Large-Cap Core Fund  1,018 266 190 25,158 1,182
International Value Equity Fund  1,008 228 313 39,062 1,030
Overseas Stock Fund  827 222 229 50,629 908
International Stock Fund  727 186 148 36,681 854
Real Assets Fund  766 184 184 43,142 825
Emerging Markets Stock Fund  322 74 70 7,303 422
Emerging Markets Discovery Stock
Fund  342 81 88 18,511 419
Mid-Cap Value Fund  353 78 86 10,718 416
Mid-Cap Growth Fund  344 78 50 3,800 393
New Horizons Fund (3) 186 67 29 4,134 266
Small-Cap Value Fund  193 48 27 4,141 263
Small-Cap Stock Fund  128 88 37 3,079 213
Total Equity Funds (Cost $11,892) 14,163

T. ROWE PRICE Retirement Income 2025 Fund

$ Value
12/31/25
$ Purchase
Cost
(2)
$ Sales
Cost
(2)
Shares
$ Value
6/30/26
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1.0%
Money Market Funds  1.0%
T. Rowe Price U.S. Treasury
Money Fund, 3.70% (4) 683 536 960 258,956 259
Total Short-Term Investments (Cost $259) 259
Total Investments in Securities
100.1% of Net Assets (Cost $23,512) $ 25,799
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Purchase cost and Sales cost for affiliates not held at period end totaled $55 and $57, respectively.
(3) Non-income producing
(4) Seven-day yield

T. ROWE PRICE Retirement Income 2025 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the six months ended June 30, 2026. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ — $ (8) $ 11
Dynamic Global Bond Fund  (2) 7 25
Emerging Markets Bond Fund  (1) 7 23
Emerging Markets Discovery Stock Fund  5 84 —
Emerging Markets Stock Fund  5 96 —
Equity Index 500 Fund  4 106 7
Floating Rate Fund  — (3) 6
Growth Stock Fund  (11) 86 —
Hedged Equity Fund  (3) 88 —
High Yield Fund  (1) (8) 20
International Bond Fund (USD Hedged)  (1) (4) 26
International Stock Fund  (3) 89 —
International Value Equity Fund  11 107 —
Limited Duration Inflation Focused Bond Fund  (5) 20 22
Mid-Cap Growth Fund  (2) 21 —
Mid-Cap Value Fund  2 71 —
New Horizons Fund  (1) 42 —
New Income Fund  (3) (56) 82
Overseas Stock Fund  2 88 —
Real Assets Fund  16 59 —
Small-Cap Stock Fund  — 34 —
Small-Cap Value Fund  — 49 —
U.S. Large-Cap Core Fund  (2) 88 —
U.S. Treasury Long-Term Index Fund  (2) (9) 13
Value Fund  2 274 —
U.S. Treasury Money Fund, 3.70% — — 8
Affiliates not held at period end — 1 —
Totals $ 10# $ 1,329 $ 243+

T. ROWE PRICE Retirement Income 2025 Fund

The accompanying notes are an integral part of these financial statements.
# Capital gain distributions from underlying Price funds represented $1 of the net realized gain (loss).
+ Investment income comprised $243 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement Income 2025 Fund
June 30, 2026 Unaudited
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $23,512) $ 25,799
Receivable for investment securities sold 7
Total assets 25,806
Liabilities
Investment management and administrative fees payable 22
Payable for shares redeemed 7
Total liabilities 29
NET ASSETS $ 25,777
Net Assets Consist of:
Total distributable earnings (loss) $ 1,893
Paid-in capital applicable to 2,209,810 shares of $0.0001 par value capital stock outstanding; 30,000,000,000 shares of
the Corporation authorized 23,884
NET ASSETS $ 25,777
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $4,679; Shares outstanding: 402,725) $ 11.62
I Class
(Net assets: $21,098; Shares outstanding: 1,807,085) $ 11.68

T. ROWE PRICE Retirement Income 2025 Fund
Unaudited
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Investment Income (Loss)
Income distributions from underlying Price Funds $ 243
Investment management and administrative expense 49
Net investment income 194
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Sales of underlying Price Funds 9
Capital gain distributions from underlying Price Funds 1
Net realized gain 10
Change in net unrealized gain / loss on underlying Price Funds 1,329
Net realized and unrealized gain / loss 1,339
INCREASE IN NET ASSETS FROM OPERATIONS $ 1,533

T. ROWE PRICE Retirement Income 2025 Fund
Unaudited
Statement of Changes in Net Assets

($000s)
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Increase (Decrease) in Net Assets
Operations
Net investment income $ 194 $ 495
Net realized gain 10 484
Change in net unrealized gain / loss 1,329 876
Increase in net assets from operations 1,533 1,855
Distributions to shareholders
Net earnings
Investor Class (111) (276)
I Class (421) (751)
Tax return of capital – –
Investor Class – (35)
I Class – (97)
Decrease in net assets from distributions (532) (1,159)
Capital share transactions
*
Shares sold
Investor Class 4,202 4,391
I Class 5,135 13,241
Distributions reinvested
Investor Class – 110
I Class – 402
Shares redeemed
Investor Class (4,913) (2,027)
I Class (1,404) (823)
Increase in net assets from capital share
transactions 3,020 15,294

T. ROWE PRICE Retirement Income 2025 Fund
Unaudited
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
6 Months
Ended
6/30/26
Year
Ended
12/31/25
Net Assets
Increase during period 4,021 15,990
Beginning of period 21,756 5,766
End of period $ 25,777 $ 21,756
*Share information (000s)
Shares sold
Investor Class 371 402
I Class 448 1,212
Distributions reinvested
Investor Class – 10
I Class – 36
Shares redeemed
Investor Class (432) (182)
I Class (126) (75)
Increase in shares outstanding 261 1,403

T. ROWE PRICE Retirement Income 2025 Fund
Unaudited
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price Retirement Funds, Inc. (the corporation) is registered under the
Investment Company Act of 1940 (the 1940 Act). T. Rowe Price Retirement
Income 2025 Fund (the fund) is a diversified, open-end management investment company and is one of the portfolios established by the corporation. The fund invests in a portfolio of other T. Rowe Price stock and bond funds
(underlying Price Funds) that represent various asset classes and sectors.
The fund’s allocation among underlying Price Funds will change, and its asset mix will become more conservative over time. The fund seeks to provide monthly income.
The fund has two classes of shares: the Retirement Income 2025 Fund
(Investor Class) and Retirement Income 2025 Fund–I Class (I Class). I Class
shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board
Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management.
Management believes that estimates and valuations of the underlying Price
Funds are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale of the underlying Price Funds.
Investment Transactions and Investment Income  Investment
transactions are accounted for on the trade date. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, would be recorded as income tax expense. Dividends received from underlying

T. ROWE PRICE Retirement Income 2025 Fund

Price Fund investments are reflected as income; capital gain distributions are reflected as realized gain/loss. Income and capital gain distributions from the underlying Price Funds are recorded on the ex-dividend date.
Distributions   Distributions to shareholders are recorded on the ex-dividend date. The fund declares and pays twelve equal monthly distributions based on a specified annual payout rate of approximately 5% of the fund’s average net asset value over the prior five years. The monthly distribution rate per share is expected to remain constant from month to month for a particular calendar year and is reset annually each January based on the fund’s historical average net asset value over the previous five years (or, until the fund has five years of operating history, the average net asset value of a similarly managed fund).
Effective January 1, 2026, the monthly distribution rate is $0.0415 per share for the Investor Class and $0.0415 per share for the I Class. The estimated sources of each distribution are communicated to shareholders monthly; at fiscal year-end, distributions are re-characterized to ordinary income, capital gain, and return of capital (if any) to reflect their tax character and shareholders are notified of the final sources of the per share distributions.
Class Accounting  Investment management and administrative expenses incurred by each class are charged directly to the class to which they relate.
Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. ROWE PRICE Retirement Income 2025 Fund

NOTE 2 - VALUATION
The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying Price Funds are valued at their closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation

T. ROWE PRICE Retirement Income 2025 Fund

techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On June 30, 2026, all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
NOTE 3 - INVESTMENTS IN UNDERLYING PRICE FUNDS
Purchases and sales of the underlying Price Funds other than in-kind transactions, if any, aggregated $7,597,000 and $4,888,000, respectively for the six months ended June 30, 2026.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes. Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The amount and character of tax-basis distributions and composition of net assets are finalized at fiscal year-end; accordingly, tax-basis balances have not been determined as of the date of this report.
At June 30, 2026, the cost of investments (including derivatives, if any)
for federal income tax purposes was $23,577,000. Net unrealized gain aggregated $2,222,000 at period-end, of which $2,317,000 related to appreciated investments and $95,000 related to depreciated investments.

T. ROWE PRICE Retirement Income 2025 Fund

NOTE 5 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a
wholly owned subsidiary of T. Rowe Price Group, Inc. Price Associates, directly or through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to all the underlying Price Funds.
Certain officers and directors of the fund are also officers and directors of Price
Associates and its subsidiaries and the underlying Price Funds.
The fund operates in accordance with an amended investment management agreement (amended management agreement), between the corporation, on behalf of the fund, and Price Associates. Under the amended management agreement, the fund pays an annual all-inclusive fee that is based on a predetermined fee schedule that ranges from 0.64% to 0.49% for the
Investor Class and 0.46% to 0.34% for the I Class, generally declining as the fund reduces its overall stock exposure along its investment glide path. The annual all-inclusive fee covers investment management services and all of the fund’s operating expenses except for interest expense; expenses related to borrowings, taxes, and brokerage; nonrecurring,  extraordinary expenses; and
acquired fund fees and expenses. Differences in the annual all-inclusive fees between certain classes relate to differences in expected shareholder servicing expenses. At June 30, 2026, the effective annual all-inclusive fee rate was
0.53% for the Investor Class and 0.37% for the I Class.
In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the fund. Pursuant to the annual all-inclusive fee arrangement under the investment management agreement, expenses incurred by the fund pursuant to these service agreements are paid by Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).

T. ROWE PRICE Retirement Income 2025 Fund

The fund may invest in the T. Rowe Price Transition Fund (Transition Fund) to
facilitate the fund’s transition between the various underlying Price Funds as the fund rebalances its allocation to the underlying Price Funds. There is no specific neutral allocation to the Transition Fund. In addition, the fund may also maintain a small position in the Transition Fund when it is not actively involved in a transition.
The fund does not invest in the underlying Price Funds for the purpose of exercising management or control; however, investments by the fund may represent a significant portion of an underlying Price Fund’s net assets. At
June 30, 2026, the fund held less than 25% of the outstanding shares of any underlying Price Fund.
As of June 30, 2026, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 75,000 shares of the Investor Class, representing 19% of the Investor Class's net assets, and 25,000 shares of the I Class, representing
1% of the I Class's net assets.
NOTE 6 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management
Committee of Price Group acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.

T. ROWE PRICE Retirement Income 2025 Fund

The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 7 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Retirement Income 2025 Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement (Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 11-12, 2026 (Meeting), the Board, including all of the fund’s independent directors who were present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics and information provided to it by the Adviser. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the
T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services include, but are not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new and evolving regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Retirement Income 2025 Fund

Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and (as applicable) peer groups of funds with similar investment programs for various periods through December 31,
2025. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2025, which ranked the returns of the fund’s Investor Class for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of investment company data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups.
The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the
Board’s approval of the continuation of the Advisory Contract.
Costs, Benefits, Economies of Scale, Fees and Expenses
The Board reviewed detailed information regarding the revenues received by the
Adviser under the Advisory Contract and other direct and indirect benefits that the
Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements, the Board noted that the Adviser may use brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Retirement Income 2025 Fund

The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T. Rowe Price funds. While the Board did not review information regarding profits realized from managing the fund in particular because the fund had either not achieved sufficient portfolio asset size or the
Adviser had not recognized sufficient revenues to produce meaningful profit margin percentages, the Board concluded that the Adviser’s profits were reasonable in light of the services provided to the T. Rowe Price funds.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale potentially realized by the Adviser. Under the Advisory Contract, the fund pays the Adviser an all-inclusive fee, which is based on the fund’s average daily net assets. The all-inclusive fee includes investment management services and provides for the
Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest; expenses related to borrowings, taxes, and brokerage; nonrecurring, extraordinary expenses; and any acquired fund fees and expenses. In accordance with a predetermined contractual fee schedule, the all-inclusive fee rate for the
T. Rowe Price Retirement Income Funds generally starts to decline around the time a fund begins reducing its overall stock exposure and then continues to decline over time as a fund nears and then passes its predetermined target date. The
Adviser has generally implemented an all-inclusive fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the investors in these funds and historically has sought to set the all-
inclusive fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. The all-inclusive fee structure also provides greater flexibility to make investment changes, including underlying fund changes, while maintaining a certain expense ratio for investors.
In addition, the Board noted that the fund shares in potential economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe
Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the all-inclusive fee structure for the fund provides for a reasonable sharing of benefits from potential economies of scale with the fund and its investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. The Board reviewed and considered information regarding the fund’s actual total expense ratio, noting that the fund pays an all-inclusive fee. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees,
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Retirement Income 2025 Fund

actual management fees, and total expenses of the fund’s Investor Class and I
Class with a group of competitor funds selected by Broadridge (Expense Group);
and (ii) actual management fees and total expenses of the fund’s Investor Class and I Class with a broader set of funds within the Lipper investment classification
(Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate, and total expenses (each of which generally reflect the fund’s all-inclusive fee rate) in comparison with the information for the
Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board for the fund’s Investor Class indicated that the contractual management fee ranked in the third quintile (Expense Group), the actual management fee rate ranked in the third quintile (Expense Group) and fourth quintile (Expense Universe), and the fund’s total expenses ranked third quintile (Expense Group) and fourth quintile (Expense
Universe). The information provided to the Board for the fund’s I Class indicated
that the contractual management fee ranked in the third quintile (Expense Group), the actual management fee rate ranked in the third quintile (Expense Group) and first quintile (Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
The Board was provided the fee schedules and other account fee information for certain comparable investment portfolios that are advised or subadvised by the
Adviser and its affiliates, including separately managed accounts for institutional investors; subadvised funds; and other sponsored investment portfolios that are not registered investment companies, including collective investment trusts and pooled vehicles organized and offered to investors outside the United
States. The fee schedules and account fee information, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory clients and other types of clients, including information about how the requirements, economics and risks of the domestic and international businesses may differ from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s proprietary registered fund business is generally more complex from a business and regulatory perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

T. ROWE PRICE Retirement Income 2025 Fund

fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the
Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
(continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F1843-051 8/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed with the registrant’s annual Form N-CSR.

(2)	Listing standards relating to recovery of erroneously awarded compensation: Not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Retirement Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	August 19, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	August 19, 2026